Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events
Subsequent Events

11.         Subsequent Events

The three subsidiaries, namely Viewmount Developments Limited, Sun Terrace Industries Limited and Sun Ngai Spraying and Silk Print Co., Ltd applied to BVI Registry for voluntary liquidations, and the liquidation documents of these three subsidiaries were filed with the BVI Registry on March 24, 2026 with the voluntary liquidations commenced on the same date. The liquidation proceeding was still in progress and not yet completed as of date of this report.

Apart from the aforesaid, the Group determined that there were no other subsequent events or transactions through April 20, 2026, the date these consolidated financial statements were issued.